Cover Page	Aug. 03, 2021
Cover [Abstract]
Entity Ex Transition Period	false
Entity Central Index Key	0001736946
Entity Emerging Growth Company	true
Title of 12(b) Security	Common Stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	408
Entity Tax Identification Number	38-4061754
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	ARLO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38618
Entity Address, Address Line One	2200 Faraday Ave.,
Entity Address, City or Town	Carlsbad,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
Local Phone Number	890-3900
Trading Symbol	ARLO
Security Exchange Name	NYSE
Amendment Flag	false
Entity Address, Address Line Two	Suite #150
Entity Addresses [Line Items]
Entity Address, Address Line One	2200 Faraday Ave.,
Entity Address, City or Town	Carlsbad,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
Former Address
Cover [Abstract]
Entity Address, Address Line One	3030 Orchard Parkway
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
Entity Addresses [Line Items]
Entity Address, Address Line One	3030 Orchard Parkway
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134